Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade and other receivables	Trade and other receivables

	As at December 31	As at December 31
(in millions of U.S. dollars)	2023	2022
TRADE AND OTHER RECEIVABLES
Trade receivables	10.2	4.4
Sales tax receivable	5.8	11.0
Unsettled provisionally priced concentrate derivatives and swap contracts (Note 13)	(0.3)	(1.8)
Other	0.6	0.5
Total trade and other receivables	16.3	14.1